INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Gross	$ 24,607	$ 24,607
Finite-Lived Intangible Assets, Accumulated amortization	23,706	23,354
Finite-Lived Intangible Assets, Net	$ 901	1,253
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months
Acquired Technology [Member]
Finite-Lived Intangible Assets, Gross	$ 19,857	19,857
Finite-Lived Intangible Assets, Accumulated amortization	$ 19,027	18,735
Acquired Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquired Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	$ 4,750	4,750
Finite-Lived Intangible Assets, Accumulated amortization	$ 4,679	$ 4,619
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months